Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Summary of financial information, by segment

						$ million
						2025
By business	gas & low carbon energy	oil production & operations	customers & products	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	40,333	24,527	148,783	2,232	(26,540)	189,335
Less: sales and other operating revenues between segments	(1,832)	(22,876)	(43)	(1,789)	26,540	—
Third party sales and other operating revenues	38,501	1,651	148,740	443	—	189,335
Earnings from joint ventures and associates – after interest and tax	(501)	690	430	(1)	—	618
Segment results
Replacement cost profit (loss) before interest and taxation	1,330	8,558	4,100	(40)	45	13,993
Inventory holding gains (losses)[a]	—	2	(1,353)	—	—	(1,351)
Profit (loss) before interest and taxation	1,330	8,560	2,747	(40)	45	12,642

Finance costs						(5,106)
Net finance income relating to pensions and other post- employment benefits						210
Profit before taxation						7,746
Other income statement items
Depreciation, depletion and amortization
US	235	4,992	1,994	89	—	7,310
Non-US	4,734	2,727	2,151	900	—	10,512
Charges for provisions, net of write-back of unused provisions, including change in discount rate	37	302	3,180	666	—	4,185
Segment assets
Investments in joint ventures and associates	7,005	10,488	3,230	2	—	20,725
Additions to non-current assets[b]	7,188	9,782	4,617	885	—	22,472
aSee explanation of inventory holding gains and losses on page 185.
bIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2024
By business	gas & low carbon energy[a]	oil production & operations	customers & products[a]	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	32,628	25,637	155,401	2,290	(26,771)	189,185
Less: sales and other operating revenues between segments	(1,585)	(23,237)	(317)	(1,632)	26,771	—
Third party sales and other operating revenues	31,043	2,400	155,084	658	—	189,185
Earnings from joint ventures and associates – after interest and tax	504	1,100	393	(4)	—	1,993
Segment results
Replacement cost profit (loss) before interest and taxation[a]	3,052	10,789	(1,043)	(988)	(25)	11,785
Inventory holding gains (losses)[b]	—	(9)	(479)	—	—	(488)
Profit (loss) before interest and taxation[a]	3,052	10,780	(1,522)	(988)	(25)	11,297

Finance costs						(4,683)
Net finance income relating to pensions and other post- employment benefits						168
Profit before taxation						6,782
Other income statement items
Depreciation, depletion and amortization
US	95	4,421	2,142	89	—	6,747
Non-US	4,740	2,376	1,815	944	—	9,875
Charges for provisions, net of write-back of unused provisions, including change in discount rate	38	92	2,602	231	—	2,963
Segment assets
Investments in joint ventures and associates[a]	6,111	10,730	3,183	8	—	20,032
Additions to non-current assetsa c	12,098	7,296	6,700	1,045	—	27,139
aRestated for material items to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
bSee explanation of inventory holding gains and losses on page 185.
cIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.
5. Segmental analysis – continued

						$ million
						2023
By business	gas & low carbon energy[a]	oil production & operations	customers & products[a]	other businesses & corporate	Consolidation adjustment and eliminations	Total group
Segment revenues
Sales and other operating revenues	50,297	24,904	160,215	2,657	(27,943)	210,130
Less: sales and other operating revenues between segments	(1,808)	(23,708)	(367)	(2,060)	27,943	—
Third party sales and other operating revenues	48,489	1,196	159,848	597	—	210,130
Earnings from joint ventures and associates – after interest and tax	(677)	1,164	427	(16)	—	898
Segment results
Replacement cost profit (loss) before interest and taxation	14,080	11,191	4,230	(903)	(14)	28,584
Inventory holding gains (losses)[b]	1	—	(1,237)	—	—	(1,236)
Profit (loss) before interest and taxation	14,081	11,191	2,993	(903)	(14)	27,348

Finance costs						(3,840)
Net finance income relating to pensions and other post- employment benefits						241
Profit before taxation						23,749
Other income statement items
Depreciation, depletion and amortization
US	96	3,554	1,883	85	—	5,618
Non-US	5,584	2,138	1,665	923	—	10,310
Charges for provisions, net of write-back of unused provisions, including change in discount rate	139	35	2,007	152	—	2,333
Segment assets
Investments in joint ventures and associates[a]	5,404	10,721	4,096	28	—	20,249
Additions to non-current assetsa c	5,451	7,384	8,791	1,075	—	22,701
aRestated for material items to reflect the move of our Archaea Energy business from the customers & products segment to the gas & low carbon energy segment.
bSee explanation of inventory holding gains and losses on page 185.
cIncludes additions to property, plant and equipment; goodwill; intangible assets; investments in joint ventures; and investments in associates.

Disclosure of geographical areas

			$ million
			2025
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	56,703	132,632	189,335
Other income statement items
Production and similar taxes	175	1,523	1,698
Non-current assets
Non-current assetsb c	61,269	77,194	138,463
aNon-US region includes UK $28,714 million
bNon-US region includes UK $21,529 million
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.

			$ million
			2024
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	58,804	130,381	189,185
Other income statement items
Production and similar taxes	149	1,650	1,799
Non-current assets
Non-current assetsb c	63,415	81,937	145,352
aNon-US region includes UK $24,577 million.
bNon-US region includes UK $25,354 million.
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.
5. Segmental analysis – continued

			$ million
			2023
By geographical area	US	Non-US	Total
Revenues
Third party sales and other operating revenues[a]	60,577	149,553	210,130
Other income statement items
Production and similar taxes	136	1,643	1,779
Non-current assets
Non-current assetsb c	64,238	83,816	148,054
aNon-US region includes UK $39,975 million.
bNon-US region includes UK $23,949 million.
cIncludes property, plant and equipment; goodwill; intangible assets; investments in joint ventures; investments in associates; and non-current prepayments.